CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Common Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Additional Paid-in capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings/ (Accumulated Deficit) [Member] CNY (¥)	Accumulated Other Comprehensive Income/ (Loss) [Member] CNY (¥)	Non-Controlling interest [Member] CNY (¥)
Balance at Dec. 31, 2012		¥ 13,018	¥ 35	¥ 100		¥ 1,967	¥ 1,581	¥ 9,718	¥ (383)
Balance (in shares) at Dec. 31, 2012 | shares			20,319,554	58,804,840
Net income		156,567						¥ 156,567
Share-based compensation		201,248				¥ 201,248
Redeemable Preferred Shares redemption value accretion		(11,123)						¥ (11,123)
Repurchase of vested options		¥ (5,236)				¥ (2,572)		(2,664)
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares
Conversion of preferred shares upon initial public offerings ("IPO"), net of issuance cost
Net change in unrealized loss on investment security
Appropriations to statutory reserves							¥ 1,232	¥ (1,232)
Foreign currency translation adjustments, net of nil tax		¥ (285)							¥ (285)
Balance at Dec. 31, 2013		354,189	¥ 35	¥ 100		¥ 200,643	¥ 2,813	¥ 151,266	¥ (668)
Balance (in shares) at Dec. 31, 2013 | shares			20,319,554	58,804,840
Net income		405,363						¥ 405,141		¥ 222
Share-based compensation		39,117				¥ 39,117
Redeemable Preferred Shares redemption value accretion		(4,629)						¥ (4,629)
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares		175	¥ 1			¥ 174
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares, shares | shares			625,851
Conversion of preferred shares upon initial public offerings ("IPO"), net of issuance cost		110,235	¥ 70			110,165
Conversion of preferred shares upon initial public offerings ("IPO"), net of issuance cost, shares | shares			45,419,954
Issuance of ordinary shares upon IPO, net of issuance cost		2,476,296	¥ 30			2,476,266
Issuance of ordinary shares upon IPO, net of issuance cost, shares | shares			19,542,036
Exercises of share options		¥ 2,856	¥ 1			¥ 2,855
Exercises of share options, shares | shares			492,893
Net change in unrealized loss on investment security
Acquisition of a subsidiary		¥ 1,396								¥ 1,396
Appropriations to statutory reserves							¥ 13	¥ (13)
Foreign currency translation adjustments, net of nil tax		¥ (15,265)							¥ (15,237)	¥ (28)
Balance at Dec. 31, 2014		3,369,733	¥ 137	¥ 100		¥ 2,829,220	¥ 2,826	¥ 551,765	¥ (15,905)	1,590
Balance (in shares) at Dec. 31, 2014 | shares			86,400,288	58,804,840
Net income	$ 20,817	134,841						¥ 122,916		¥ 11,925
Share-based compensation		¥ 46,361				¥ 46,361
Redeemable Preferred Shares redemption value accretion
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares
Conversion of preferred shares upon initial public offerings ("IPO"), net of issuance cost
Exercises of share options		¥ 9,779	¥ 2			¥ 9,777
Exercises of share options, shares | shares			1,439,468
Repurchase of shares		(890)			¥ (890)
Repurchase of shares, shares | shares			(10,000)
Net change in unrealized loss on investment security	$ (7,175)	¥ (46,480)							¥ (46,480)
Appropriations to statutory reserves							¥ 14,734	¥ (14,734)
Foreign currency translation adjustments, net of nil tax	20,172	¥ 130,668							¥ 130,561	¥ 107
Balance at Dec. 31, 2015	$ 562,538	¥ 3,644,012	¥ 139	¥ 100	¥ (890)	¥ 2,885,358	¥ 17,560	¥ 659,947	¥ 68,176	¥ 13,622
Balance (in shares) at Dec. 31, 2015 | shares			87,829,756	58,804,840